Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended	28 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Jun. 30, 2015
Property, Plant and Equipment [Line Items]
Impairment charges of long-lived assets		$ 0	$ 0
Computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years	3 years
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years	3 years
Laboratory and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	5 years	5 years
Furniture & Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	7 years	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the asset.	Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the asset.